Schedule of Expected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 25, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	$ 79,669
2014	76,527
2015	77,412
2016	77,857
2017	79,526
2018-2022	419,115
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	61,726
2014	59,188
2015	60,580
2016	61,661
2017	64,067
2018-2022	349,646
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
2013	17,943
2014	17,339
2015	16,832
2016	16,196
2017	15,459
2018-2022	$ 69,469